SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 4,044,192		$ 1,596,954
Operating income (loss)		(682,429)		(640,527)
Non-operating income (loss), net		(48,313)		18,847
Income tax expense		(126,216)		(51,058)
Share of results of equity investees		1,198		(1,588)
Net loss		(855,760)	$ (949,831)	(674,326)
Other Services [Member]
Segment Information [Abstract]
Revenue		21,064		115,063
Operating income (loss)		(84,582)		(23,632)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		1,805,602		753,629
Operating income (loss)		1,029,577		341,064
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		2,077,487		706,230
Operating income (loss)		(1,084,139)		(636,541)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		140,039		22,032
Operating income (loss)		(316,648)		(193,612)
Unallocated Expenses [Member]
Segment Information [Abstract]
Revenue	[1]	0		0
Operating income (loss)	[1]	$ (226,637)		$ (127,806)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.